Net finance expenses	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Net finance expenses	Net finance expenses

For the six month period ended

(in thousands of USD)	June 30, 2026	June 30, 2025

Interest income	7,478	6,866
Foreign exchange gains	13,634	18,841
Finance income	21,112	25,707

Interest expense on financial liabilities measured at amortized cost	(168,762)	(159,839)
Interest leasing	(280)	(2,515)
Fair value adjustment on interest rate swaps	(77)	(420)
Other financial charges	(5,847)	(4,297)
Foreign exchange losses	(4,015)	(41,076)
Finance expense	(178,981)	(208,147)

Net finance expenses	(157,869)	(182,440)

Interest expense on financial liabilities measured at amortized cost increased slightly in the first six months of 2026 compared to the same period in 2025.
Foreign exchange losses decreased in the first six months of 2026 compared to the same period of 2025, primarily attributable to an appreciation of the euro against the US dollar in the first half of 2025, which partially reversed in the first half of 2026, easing the translation impact on the Group's EUR-denominated facilities.